Document and Entity Information	May 26, 2022
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	May 26, 2022
Entity Registrant Name	Kyndryl Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40853
Entity Tax Identification Number	86-1185492
Entity Address, Address Line One	One Vanderbilt Avenue,
Entity Address, Adress Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address State Or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	896-2098
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	KD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001867072
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K filed by Kyndryl Holdings, Inc. (the “Company”) on May 26, 2022 (the “Original 8-K”) is being filed to correct a transmission error made by the Company’s financial printer. Due to the transmission error, Exhibit 99.1 to the Original 8-K was mistakenly coded as the Original 8-K and the Original 8-K was mistakenly coded as Exhibit 99.1 thereto. The Company has updated the exhibit index set forth in Item 9.01 to reflect the incorporation by reference of Exhibits 23.1 and 99.1 from the Original 8-K but has made no other changes to the Original 8-K, the text of which is set forth in its entirety below.